Income Tax - Reconciliation of Effective Tax Rate (Parenthetical) (Details)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of income tax [abstract]
Statutory tax rate	25.00%	22.80%